Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY
	June 30, 2021	December 31, 2020
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$263,433	$2,008,802

	December 31, 2020	December 31, 2019
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$2,008,802	$320,794